Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 119,946	$ 117,908
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,672	33,330
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,884	1,959
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	14,212	13,819
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	17,731	16,277
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	24,255	24,465
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,532	3,323
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,351	1,323
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,780	2,859
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	9,901	9,796
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,608	4,626
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,171	3,073
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 2,849	$ 3,057